UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21504

Advent/Claymore Enhanced Growth & Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018

(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

1065 Avenue of the Americas,

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

October 31, 2006

Advent/Claymore Enhanced Growth & Income Fund	LCM

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Summary | As of October 31, 2006

Fund Statistics

Share Price	$18.78
Common Share Net Asset Value	$19.41
Premium/Discount to NAV	-3.25%
Net Assets ($000)	$263,648

Total Returns

(Inception 1/31/05)	Market	NAV
One Year	22.20%	14.11%
Since Inception - average annual	4.19%	8.53%

Top Ten Industries

% of Total Investments
Oil and Gas	15.2%
Retail - Specialty Stores	7.5%
Telecommunications	7.5%
Financial Services	6.7%
Health Care Products and Services	6.2%
Special Purpose Entity	6.1%
Transportation	5.3%
Aluminum, Steel and Other Metals	4.4%
Electronic Equipment and Components	3.9%
Communications Equipment	3.6%

Top Ten Issuers

% of Total Investments
Dow Jones CDX HY	5.2%
Lucent Technologies	3.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	3.6%
Ocean Rig ASA	2.1%
Valero Energy Corp.	2.0%
National-Oilwell Varco, Inc.	1.9%
Walgreen Co.	1.7%
Comverse Technology, Inc.	1.7%
AMR Corp.	1.6%
Altria Group, Inc.	1.6%

Share Price & NAV Performance

Portfolio Composition (% of Total Investments)

2 | Annual Report | October 31, 2006

LCM | Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments | October 31, 2006

Number of Shares		Value
	Common Stocks – 59.4%
	Aerospace and Defense – 1.0%
50,000	Armor Holdings, Inc. (a)(b)	$2,573,000

	Aluminum, Steel and Other Metals – 3.4%
150,000	Freeport-McMoRan Copper & Gold, Inc., Class B (a)(c)	9,072,000

	Automotive – 1.1%
100,000	Suzuki Motor Corp. (Japan)	2,833,853

	Beverages, Food and Tobacco – 1.5%
50,000	Altria Group, Inc. (a)	4,066,500

	Building Products and Services – 1.9%
80,000	Cemex SAB de C.V. ADR (Mexico)(a)(b)	2,459,200
34,000	Compagnie de Saint-Gobain (France)	2,506,114

		4,965,314

	Chemicals – 1.4%
175,000	Celanese Corp., Ser. A (a)	3,606,750

	Commercial Services – 2.3%
50,000	Heidelberger Druckmaschinen AG (Germany)	2,275,732
90,000	USG People NV (Netherlands)	3,682,781

		5,958,513

	Computers - Software and Peripherals – 2.1%
150,000	Seagate Technology (Cayman Islands)(a)	3,387,000
120,000	Western Digital Corp. (a)(b)	2,193,600

		5,580,600

	Diversified Manufacturing Operations – 1.1%
80,000	General Electric Co. (a)	2,808,800

	Electronic Equipment and Components – 2.3%
40,000	Diodes, Inc. (a)(b)	1,761,600
40,000	Itron, Inc. (a)(b)	2,177,600
70,000	Texas Instruments, Inc. (a)	2,112,600

		6,051,800

	Engineering – 0.4%
80,000	ABB Ltd. ADR (Switzerland)(a)	1,193,600

	Financial Services – 3.2%
100,000	E*Trade Financial Corp. (a)(b)	2,328,000
40,000	Fifth Third Bancorp (a)(c)	1,594,000
100,000	UCBH Holdings, Inc.	1,714,000
50,000	Wachovia Corp. (a)	2,775,000

		8,411,000

	Health Care Products and Services – 3.1%
50,000	Advanced Medical Optics, Inc. (a)(b)	2,042,500
60,000	Omnicare, Inc. (a)(c)	2,272,800
80,000	Quest Diagnostics, Inc. (a)	3,979,200

		8,294,500

	Internet – 1.1%
45,000	CheckFree Corp. (a)(b)	$1,776,600
20,000	Digital River, Inc. (a)(b)	1,157,000

		2,933,600

	Leisure and Entertainment – 0.5%
30,000	Boyd Gaming Corp. (a)	1,184,100
	Machinery and Equipment – 2.7%
60,000	Caterpillar, Inc. (a)	3,642,600
90,000	Joy Global, Inc. (a)	3,519,900

		7,162,500

	Mining – 1.5%
25,000	Glamis Gold Ltd. (a)(b)	1,102,500
80,000	Gold Fields Ltd. ADR (South Africa)(a)	1,340,800
35,000	Xstrata PLC (Switzerland)	1,495,284

		3,938,584

	Oil and Gas – 12.2%
45,000	BP Prudhoe Bay Royalty Trust (a)	3,255,750
75,000	Fugro N.V. (Netherlands)	3,241,291
80,000	National-Oilwell Varco, Inc. (a)(b)	4,832,000
350,000	Ocean Rig ASA (Norway)(b)	2,300,889
75,000	Petro-Canada (Canada)(a)	3,194,250
230,300	SeaDrill Ltd. (Bermuda)(b)	3,263,870
30,000	Suncor Energy, Inc. (Canada)(a)	2,299,500
60,000	Sunoco, Inc. (a)	3,967,800
95,000	Valero Energy Corp. (a)	4,971,350
16,000	YPF SA ADR (Argentina)	748,480

		32,075,180

	Pharmaceuticals – 2.0%
60,000	Caremark Rx, Inc. (a)	2,953,800
40,000	Invitrogen Corp. (a)(b)	2,320,400

		5,274,200

	Real Estate and Development – 1.1%
90,000	Shoei Co., Ltd. (Japan)	2,865,435

	Retail - Specialty Stores – 4.7%
20,000	Best Buy Co., Inc. (a)	1,105,000
60,000	Izumi Co., Ltd. (Japan)	2,227,818
90,000	Lowe’s Cos., Inc. (a)	2,712,600
150,000	Marui Co., Ltd. (Japan)	2,013,999
100,000	Walgreen Co. (a)	4,368,000

		12,427,417

See notes to financial statements.

Annual Report | October 31, 2006 | 3

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued

Number of Shares		Value
	Telecommunications – 4.8%
200,000	Comverse Technology, Inc. (a)(b)	$4,354,000
100,000	Magyar Telekom Telecommunications ADR (Hungary)	2,317,000
130,000	Motorola, Inc. (a)	2,997,800
150,000	Nokia Oyj ADR (Finland)(a)	2,982,000

		12,650,800

	Transportation – 2.9%
145,000	AMR Corp. (a)(b)(c)	4,109,300
20,000	CSX Corp. (a)	713,400
20,000	Norfolk Southern Corp. (a)	1,051,400
70,000	SkyWest, Inc. (a)	1,866,200

		7,740,300

	Utilities – 1.1%
60,000	NRG Energy, Inc. (a)(b)	2,889,000

	Total Common Stocks - 59.4% (Cost $154,633,338)	156,557,346

	Convertible Preferred Stocks – 4.4%
	Communications Equipment – 2.3%
6,000	Lucent Technologies Capital Trust I, 7.75%, 2017 (a)	6,141,750

	Financial Services – 0.8%
43,573	Lehman Brothers Holdings, Inc., 3.00%, 2008	2,163,835

	Oil and Gas – 1.3%
30,000	Chesapeake Energy Corp., 5.00%, 2049 (a)	3,270,000

	Total Convertible Preferred Stocks - 4.4% (Cost $10,896,501)	11,575,585

Principal Amount		Value
	Corporate Bonds – 18.6%
	Building Products and Services – 0.7%
	U.S. Concrete, Inc., B-
$1,000,000	8.375%, 4/01/14, Senior Subordinated Notes (d)	$960,000
1,000,000	8.375%, 4/01/14, Senior Subordinated Notes	960,000

		1,920,000

	Communications, Media and Entertainment – 1.2%
3,000,000	AMC Entertainment, Inc., CCC+
	9.875%, 2/01/12, Senior Subordinated Notes (a)(c)	3,101,250

	Computers - Software and Peripherals – 1.2%
3,000,000	SunGard Data Systems, Inc., B-
	10.25%, 8/15/15, Company Guarantee Notes	3,142,500

	Electronic Equipment and Components - 0.8%
2,000,000	Spansion, Inc., B
	11.25%, 1/15/16, Senior Notes (d)	2,080,000

	Financial Services – 1.2%
3,000,000	General Motors Acceptance Corp., BB
	8.00%, 11/01/31, Notes (a)(c)	3,214,410

	Health Care Products and Services – 1.8%
2,000,000	Encore Medical Corp., CCC+
	9.75%, 10/01/12, Company Guarantee Notes	2,245,000
2,500,000	Hanger Orthopedic Group, Inc., CCC+
	10.25%, 6/01/14, Senior Notes	2,550,000

		4,795,000

	Industrial Services – 0.9%
2,025,000	Seitel, Inc., NR
	11.75%, 7/15/11, Senior Notes	2,404,688

	Mining – 1.5%
3,500,000	Hudson Bay Mining and Smelting Co., Ltd., B
	9.625%, 1/15/12, Secured Notes (Canada)	3,850,000

	Oil and Gas – 1.1%
3,000,000	Ocean Rig ASA, NR
	9.37%, 4/04/11, Senior Notes (Norway)(e)	3,000,000

	Retail - Specialty Stores – 2.5%
2,000,000	Harry & David Holdings, Inc., B-
	9.00%, 3/01/13, Company Guarantee Notes	1,900,000
3,000,000	The Jean Coutu Group, Inc., B-
	8.50%, 8/01/14, Senior Subordinated Notes (Canada)(a)(c)	2,943,750
2,000,000	Toys “R” Us, Inc., CCC
	7.875%, 4/15/13, Senior Notes	1,667,500

		6,511,250

See notes to financial statements.

4 | Annual Report | October 31, 2006

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued

Principal Amount		Value
	Special Purpose Entity – 4.9%
$12,599,996	Dow Jones CDX HY, Ser. 3-4, NR
	10.50%, 12/29/09 (d)	$13,135,495

	Utilities – 0.8%
2,000,000	AES Dominicana Energia Finance SA, B-
	11.00%, 12/13/15, Senior Notes (Dominican Republic)	2,075,000

	Total Corporate Bonds –18.6% (Cost $47,025,727)	49,229,593

	Convertible Bonds – 13.2%
	Aluminum, Steel and Other Metals – 0.8%
2,000,000	AngloGold Ashanti Holdings PLC, NR
	2.375%, 2/27/09, Convertible Notes (United Kingdom)(a)	1,987,500

	Automotive – 1.0%
125,000	General Motors Corp., NR
	5.250%, 3/06/32, Senior Debentures (a)	2,583,750

	Communications Equipment – 1.2%
3,000,000	Lucent Technologies, Inc., Ser. A, B
	2.75%, 6/15/23, Senior Convertible Notes	3,026,250

	Chemicals – 1.1%
2,000,000	Bayer Capital Corp. BV, BBB-
	6.625%, 6/01/09, Subordinated Convertible Debentures (Netherlands)	2,949,671

	Electronic Equipment and Components – 0.6%
1,500,000	Powerchip Semiconductor Corp., Ser. REGS, NR
	0.00%, 6/30/11, Convertible Debentures (Taiwan)	1,650,000

	Financial Services – 1.1%
3,000,000	Merrill Lynch & Co., Inc., Ser. C, AA-
	3.00%, 5/12/08, Notes (f)	3,009,900

	Health Care Products and Services – 1.0%
1,000,000	LifePoint Hospitals, Inc., B+
	3.25%, 8/15/25, Senior Subordinated Convertible Notes	903,750
2,000,000	Omnicare, Inc., BB+
	3.25%, 12/15/35, Senior Convertible Notes	1,695,000

		2,598,750

	Real Estate Investment Trusts – 1.1%
3,000,000	American Financial Realty Trust, NR
	4.375%, 7/15/24, Senior Convertible Notes	2,846,250

	Special Purpose Entity – 0.9%
1,000,000	Conti-Gummi Finance BV, BBB+
	1.625%, 5/19/11, Senior Convertible Notes (Netherlands)	2,309,339

	Telecommunications – 2.3%
3,500,000	ADC Telecommunications, Inc., NR
	5.795%, 6/15/13, Subordinated Convertible Notes (a)(e)	3,346,875
3,000,000	Level 3 Communications, Inc., CCC-
	6.00%, 9/15/09, Convertible (a)	2,771,250

		6,118,125

	Transportation – 2.1%
$2,000,000	ACE Aviation Holdings, Inc., NR
	4.25%, 6/01/35, Senior Convertible Notes (Canada)	$1,820,875

3,500,000	UAL Corp., NR
	5.00%, 2/01/21, Convertible Debentures (a)	3,830,750
		5,651,625

	Total Convertible Bonds – 13.2% (Cost $34,068,244)	34,731,160

	Total Investments – 95.6% (Cost $246,623,810)	252,093,684
	Other assets in excess of liabilities - 5.6%	14,711,700
	Total Options Written - (1.2%)	(3,157,555)

	Net Assets – 100.0%	$263,647,829

ADR - American Depositary Receipt.

PLC - Public Limited Company.

(a)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)	Non-income producing security.

(c)	All or a portion of these securities with an aggregate market value of $24,682,410 have been physically segregated to collateralize written call options.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to 6.0% of net assets.

(e)	Variable rate or floating security. The rate shown is as of October 31, 2006.

(f)	The principal amount is dependent upon the value of EnCana stock.

Ratings shown are per Standard & Poor’s and are unaudited. Securities classified as NR are not rated by Standard & Poor’s.

See notes to financial statements.

Annual Report | October 31, 2006 | 5

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
100	ABB Ltd. ADR	December 2006	$12.50	$25,250
250	ADC Telecommunications, Inc.	November 2006	17.50	1,250
500	Advanced Medical Optics, Inc.	January 2007	45.00	40,000
100	Altria Group, Inc.	December 2006	90.00	1,500
1	AMC Entertainment, Inc. (b)	December 2006	99.50	112,860
1,450	AMR Corp.	January 2007	25.00	667,000
100	AngloGold Ashanti Holdings PLC	January 2007	50.00	8,500
250	Armor Holdings, Inc.	January 2007	55.00	39,375
200	Best Buy Co., Inc.	January 2007	50.00	144,000
300	Boyd Gaming Corp.	November 2006	40.00	27,000
90	BP Prudhoe Bay Royalty Trust	March 2007	75.00	14,850
100	Caremark Rx, Inc.	January 2007	55.00	8,500
200	Caterpillar, Inc.	November 2006	67.50	2,000
100	Celanese Corp.	March 2007	20.00	19,500
400	Cemex SAB de C.V. ADR	January 2007	32.50	38,000
150	CheckFree Corp.	January 2007	35.00	82,500
150	CheckFree Corp.	January 2007	45.00	10,500
500	Chesapeake Energy Corp.	January 2007	35.00	37,500
500	Comverse Technology, Inc.	January 2007	25.00	25,000
200	CSX Corp.	January 2007	32.50	82,000
200	Digital River, Inc.	November 2006	55.00	72,000
200	Diodes, Inc.	November 2006	45.00	29,000
100	E*Trade Financial Corp.	December 2006	25.00	4,000
400	Fifth Third Bancorp	December 2006	40.00	38,000
500	Freeport-McMoRan Copper & Gold, Inc.	January 2007	60.00	200,000
400	General Electric Co.	January 2007	35.00	36,000
1	General Motors Acceptance Corp. (b)	December 2006	96.00	314,070
100	General Motors Corp.	December 2006	35.00	17,000
250	Glamis Gold Ltd.	November 2006	40.00	115,000
400	Gold Fields Ltd. ADR	January 2007	22.50	8,000
200	Invitrogen Corp.	January 2007	60.00	39,000
100	Itron, Inc.	November 2006	60.00	8,000
150	Joy Global, Inc.	January 2007	40.00	52,500
300	Joy Global, Inc.	January 2007	45.00	52,500
100	Level 3 Communications, Inc.	June 2007	7.50	4,000
100	Lowe’s Cos., Inc.	January 2007	30.00	17,000
400	Lucent Technologies, Inc.	January 2007	5.00	2,000
500	Motorola, Inc.	January 2007	25.00	27,500
400	National Oilwell Varco, Inc.	November 2006	65.00	14,000
100	Nokia Oyj ADR	January 2007	22.50	1,750
200	Norfolk Southern Corp.	January 2007	45.00	172,000
200	NRG Energy, Inc.	January 2007	50.00	40,500
200	Omnicare, Inc.	November 2006	47.50	1,000
250	Petro-Canada	December 2006	45.00	20,000
100	Quest Diagnostics, Inc.	January 2007	52.50	9,000
500	Seagate Technology	December 2006	22.50	57,500
500	Seagate Technology	December 2006	25.00	16,000
200	Skywest, Inc.	November 2006	25.00	38,000
100	Suncor Energy, Inc.	December 2006	75.00	49,000
300	Sunoco, Inc.	November 2006	70.00	19,500
350	Texas Instruments, Inc.	January 2007	32.50	25,900
1	The Jean Coutu Group, Inc. (b)	December 2006	94.00	121,500
100	UAL Corp.	November 2006	30.00	62,000
250	Valero Energy Corp.	December 2006	57.50	22,500
500	Wachovia Corp.	December 2006	57.50	12,500
250	Walgreen Co.	November 2006	47.50	1,250
600	Western Digital Corp.	January 2007	20.00	51,000

	Total Call Options Written (Premiums received $2,055,047)			$3,157,555

(a)	Non-income producing security.

(b)	Each contract represents the entire principal amount of the fixed-income security that covers the written option.

See notes to financial statements.

6 | Annual Report | October 31, 2006

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Assets and Liabilities | October 31, 2006

Assets
Investments, at value (cost $246,623,810)	$252,093,684
Foreign currency, at value (cost $738,624)	738,676
Cash	11,959,601
Receivable for securities sold	16,483,036
Dividends and interest receivable	1,988,912
Unrealized appreciation on forward currency contracts	598
Other assets	29,000

Total assets	283,293,507

Liabilities
Payable for securities purchased	16,054,631
Options written, at value (premiums received of $2,055,047)	3,157,555
Investment Management fee payable	112,034
Investment Advisory fee payable	107,641
Accrued expenses and other liabilities	213,817

Total liabilities	19,645,678

Net Assets	$263,647,829

Composition of Net Assets
Common stock, $0.001 par value per share; unlimited number of shares authorized, 13,580,240 shares issued and outstanding	$13,580
Additional paid-in capital	258,826,004
Accumulated unrealized appreciation on investments, options and foreign currency translation	4,363,446
Accumulated net realized gain on investments, options and foreign currency transactions	331,279
Accumulated undistributed net investment income	113,520

Net Assets	$263,647,829

Net Asset Value (based on 13,580,240 common shares outstanding)	$19.41

See notes to financial statements.

Annual Report | October 31, 2006 | 7

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Operations | For the year ended October 31, 2006

Investment Income
Dividends (net of foreign witholding taxes of $255,572)	$6,124,411
Interest	5,109,081

Total income		$11,233,492

Expenses
Investment Management fee	1,307,499
Investment Advisory fee	1,256,224
Custodian fee	158,415
Professional fees	137,591
Trustees’ fees and expenses	118,553
Fund accounting	83,895
Administration fee	81,274
Printing expense	79,150
Transfer agent fee	37,047
NYSE listing fee	24,830
Insurance	14,858
Miscellaneous	11,154

Total expenses		3,310,490

Net investment income		7,923,002

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		6,829,887
Options		6,263,339
Foreign currency transactions		(1,492,634)
Net change in unrealized appreciation (depreciation) on:
Investments		15,746,126
Options		(1,238,909)
Foreign currency translation		(3,491)

Net gain on investments, options and foreign currency transactions		26,104,318

Net Increase in Net Assets Resulting from Operations		$34,027,320

See notes to financial statements.

8 | Annual Report | October 31, 2006

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Changes in Net Assets |

	For the Year Ended October 31, 2006	For the Period January 31, 2005* through October 31, 2005
Increase in Net Assets from Operations
Net investment income	$7,923,002	$6,402,515
Net realized gain on investments, options and foreign currency transactions	11,600,592	7,111,266
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translation	14,503,726	(10,140,280)

Net increase in net assets resulting from operations	34,027,320	3,373,501

Distributions to Common Shareholders from
Net investment income	(21,728,384)	(10,864,192)

Capital Share Transactions
Proceeds from the issuance of common shares	—	259,282,500
Common share offering costs charged to paid-in capital	—	(543,000)

Net increase from capital share transactions	—	258,739,500

Total increase in net assets	12,298,936	251,248,809
Net Assets
Beginning of period	251,348,893	100,084

End of period (including accumulated undistributed net investment income of $113,520 and $21,661, respectively)	$263,647,829	$251,348,893

*	Commencement of investment operations.

See notes to financial statements.

Annual Report | October 31, 2006 | 9

LCM | Advent/Claymore Enhanced Growth & Income Fund

Financial Highlights |

Per share operating performance for a common share outstanding throughout the period	For the Year Ended October 31, 2006	For the Period January 31, 2005* through October 31, 2005
Net asset value, beginning of period	$18.51	$19.10	(a)

Income from investment operations
Net investment income(b)	0.58	0.47
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.92	(0.22)

Total from investment operations	2.50	0.25

Common shares’ offering expenses charged to paid-in capital	—	(0.04)

Distributions to Common Shareholders
Net investment income	(1.60)	(0.80)

Net asset value, end of period	$19.41	$18.51

Market value, end of period	$18.78	$16.83

Total investment return(c)
Net asset value	14.11%	1.12%
Market value	22.20%	-12.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$263,648	$251,349
Ratio of net expenses to average net assets	1.29%	1.38	%(d)
Ratio of net investment income to average net assets	3.09%	3.37	%(d)
Portfolio turnover rate	415%	246%

*	Commencement of investment operations.

(a)	Before deduction of offering expenses charged to capital.

(b)	Based on average shares outstanding during the period.

(c)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

See notes to financial statements.

10 | Annual Report | October 31, 2006

LCM | Advent/Claymore Enhanced Growth & Income Fund

Notes to Financial Statements | October 31, 2006

Note 1 – Organization:

Advent/Claymore Enhanced Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on January 30, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s primary investment objective is to provide current income and current gains from trading in securities, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing its assets in dividend and interest paying equity securities, convertible securities and non-convertible high-yield securities. Also, in pursuit of the Fund’s primary investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio. There can be no assurance the Fund will achieve its investment objectives.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a)	Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the closing bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on corporate debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c)	Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation.

(d)	Covered Call Options

The Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio of the Fund. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

(e)	Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to change in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Annual Report | October 31, 2006 | 11

LCM | Advent/Claymore Enhanced Growth & Income Fund | Notes to Financial Statements continued

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

(f)	Distributions to Shareholders

The Fund declares and pays quarterly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Note 3 – Investment Advisory Agreement, Investment Management Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between Claymore Advisors, LLC (the “Adviser”) and the Fund, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of Advent Capital Management, LLC (the “Investment Manager”), provides personnel and pays the compensation of all Trustees and Officers of the Fund who are its affiliates. As compensation for these services, the Fund pays the Adviser an annual fee, payable monthly in arrears, at an annual rate equal to 0.49% of the average Managed Assets during such month. Managed Assets means the total of assets of the Fund (including any assets attributable to any preferred shares or otherwise attributable to the use of financial leverage, if any) less the sum of accrued liabilities.

Pursuant to an Investment Management Agreement between the Investment Manager and the Fund, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to 0.51% of the average Managed Assets during such month for the services and facilities provided by the Investment Manager to the Fund. These services include the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and investment research. The Investment Manager also provides personnel to the Fund and pays the compensation of all Trustees and Officers of the Fund who are its affiliates.

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund. Fimat USA, LLC and Credit Suisse First Boston act as the Fund’s custodian for covered call options.

Certain Officers and Trustees of the Fund are also Officers and Directors of the Adviser or Investment Manager. The Fund does not compensate its Officers or Trustees who are Officers of the aforementioned firms.

Note 4 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

In order to present paid-in-capital in excess of par, accumulated undistributed net investment income and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to accumulated undistributed net investment income and accumulated net realized gains or losses on investments. For the year ended October 31, 2006, a permanent book and tax difference in the amount of $13,897,241 primarily relating to realized short-term capital gains was reclassified from accumulated net realized gain to accumulated undistributed net investment income.

At October 31, 2006, the cost and related gross unrealized appreciation and depreciation for tax purposes, excluding written options and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)
$247,360,149	$11,208,567	$(6,475,032)	$4,733,535	$(1,104,428)	$1,345,160

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales, the mark to market of passive foreign investment companies, straddle loss deferrals and additional income accrued for tax purposes on certain convertible preferred stock.

For the year ended October 31, 2006 and the period ended October 31, 2005, the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets of $21,728,384 and $10,864,192, respectively, was ordinary income.

Note 5 – Investments in Securities:

For the year ended October 31, 2006, purchases and sales of investments, excluding options and short-term securities, were $1,055,448,574 and $1,076,301,260, respectively.

The Fund entered into written option contracts during the year ended October 31, 2006. Details of the transactions were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	28,923	$2,755,762
Options written during the year	179,316	16,068,454
Options expired during the year	(85,092)	(6,060,741)
Options closed during the year	(52,342)	(5,316,357)
Options assigned during the year	(55,662)	(5,392,071)

Options outstanding, end of year	15,143	$2,055,047

12 | Annual Report | October 31, 2006

LCM | Advent/Claymore Enhanced Growth & Income Fund | Notes to Financial Statements continued

Note 6 – Derivatives:

At October 31, 2006 the following forward exchange currency contracts were outstanding:

Short Contracts	Current Value	Unrealized Appreciation
Hong Kong Dollar, 5,526,000 expiring 11/01/06	$(710,260)	$598

Note 7 – Capital:

Common Shares

In connection with its organization process, the Fund sold 5,240 shares of beneficial interest to Claymore Securities, Inc., an affiliate of the Adviser, for consideration of $100,084. The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 13,580,240 issued and outstanding. Of this amount, the Fund issued 12,550,000 shares of common stock in its initial public offering and issued, pursuant to an over-allotment option to the underwriters, an additional 700,000 shares on February 11, 2005, 300,000 shares on February 23, 2005 and 25,000 shares on March 11, 2005. All of these shares were issued at $19.10 per share after deducting the sales load but before reimbursement of expenses to the underwriters of $0.00667 per share.

In connection with the Fund’s dividend reinvestment plan, the Fund did not issue any shares during year ended October 31, 2006 and period ended October 31, 2005.

Offering expenses, of $543,000 or $0.04 per share, in connection with the issuance of common shares have been borne by the Fund and were charged to paid-in capital. The Adviser and Investment Manager have agreed to pay offering expenses (other than sales load, but including reimbursement of expenses to the underwriters) in excess of $0.04 per common share.

Note 8 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Subsequent Event:

On November 1, 2006, the Board of Trustees declared a quarterly dividend of $0.40 per common share. This dividend was payable on November 30 to shareholders of record on November 15.

Note 10 – New Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

Annual Report | October 31, 2006 | 13

LCM | Advent/Claymore Enhanced Growth & Income Fund

Report of Independent Registered Public Accounting Firm |

To the Board of Trustees and Shareholders of

Advent/Claymore Enhanced Growth & Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Advent/Claymore Enhanced Growth & Income Fund (the “Fund”) at October 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended October 31, 2006 and for the period January 31, 2005 (commencement of operations) through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 15, 2006

14 | Annual Report | October 31, 2006

LCM | Advent/Claymore Enhanced Growth & Income Fund

Supplemental Information | (unaudited)

Federal Income Tax Information

Qualified dividend income of as much as $3,433,787 was received by the Fund through October 31, 2006. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For corporate shareholders $1,891,160 of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

In January 2007, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2006.

Results of Shareholder Votes

The Annual Meeting of Shareholders of the Fund was held on September 19, 2006. At this meeting, shareholders voted on the election of Trustees.

With regard to the election of the following Trustees by common shareholders of the Fund:

	In Favor	# of Shares Withheld
Tracy V. Maitland	12,386,503	174,164
Nicholas Dalmaso	12,090,024	470,643

The other Trustees of the Fund whose terms did not expire in 2006 are Randall C. Barnes, Daniel Black, Derek Medina, Ronald A. Nyberg, Gerald L. Seizert and Michael A. Smart.

Trustees

The Trustees of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address, Year of Birth and Position(s) held with Registrant	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Daniel Black‡ Year of birth: 1960 Trustee	Since 2005	Partner, the Wicks Group of Cos., LLC (2001-present). Formerly, Managing Director and Co- head of the Merchant Banking Group at BNY Capital Markets, a division of The Bank of New York Co., Inc. (1998-2003).	2	None.

Randall C. Barnes‡‡ Year of birth: 1951 Trustee	Since 2005	Formerly, Senior Vice President, Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	19	None

Derek Medina‡ Year of birth: 1967 Trustee	3 years/since inception	Vice President, Business Affairs and News Planning at ABC News (2003-present). Formerly, Executive Director, Office of the President at ABC News (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	2	Director of Young Scholar’s Institute.

Ronald A. Nyberg‡‡ Year of birth: 1953 Trustee	3 years/since inception	Principal of Ronald A. Nyberg, Ltd., a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	22	None

Gerald L. Seizert, CFP‡ Year of birth: 1952 Trustee	3 years/since inception	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC (2000- present). Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	2	Former Director of Loomis, Sayles and Co., L.P.

Michael A. Smart‡ Year of birth: 1960 Trustee	3 years/since inception	Managing Partner, Cordova, Smart & Williams LLC, Advisor to First Atlantic Capital Ltd. (2001-present). Formerly, a Managing Director in Investment Banking-The Private Equity Group (1995-2001) and a Vice President in Investment Banking-Corporate Finance (1992- 1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group, a private placement firm (1991-1992). Former Associate at Dillon, Read and Co. (investment bank) (1988-1990).	2	Director, Country Pure Foods. Director, Berkshire Blanket, Inc. Director, Sqwincher Corporation.

Annual Report | October 31, 2006 | 15

LCM | Advent/Claymore Enhanced Growth & Income Fund | Supplemental Information (unaudited) continued

Name, Address, Year of Birth and Position(s) held with Registrant	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees:

Tracy V. Maitland†‡ Year of birth: 1960 Trustee, President and Chief Executive Officer	3 years/since inception	President of Advent Capital Management, LLC, which he founded in 1995. Prior to June 2001, President of Advent Capital Management, a division of Utendahl Capital.	2	None.

Nicholas Dalmaso††‡‡ Year of birth: 1965 Trustee	3 years/since inception	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). Formerly, Assistant General Counsel, John Nuveen and Co., Inc. (asset manager) (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	22	None.

‡	Address for all Trusteees noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018.

‡‡	Address for all Trustees noted: 2455 Corporate West Drive, Lisle, IL 60532.

*	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

•	Messrs. Smart, Nyberg and Black, as Class I Trustees, are expected to stand for re-election at the Fund’s 2008 annual meeting of shareholders.

•	Messrs. Maitland and Dalmaso, as Class II Trustees, are expected to stand for re-election at the Fund’s 2009 annual meeting of shareholders.

•	Messrs. Seizert, Medina and Barnes, as Class III Trustees, are expected to stand for re-election at the Fund’s 2007 annual meeting of shareholders.

**	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

†	Mr. Maitland is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund’s Investment Manager.

††	VMr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Advisor.

Officers

The Officers of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers:

F. Barry Nelson Year of birth: 1943 Vice President	Since 2005	Co-Portfolio Manager and Research Director at Advent Capital Management, LLC (2001-present). Prior to 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Robert White Year of birth: 1965 Treasurer and Chief Financial Officer	Since 2005	Chief Financial Officer, Advent Capital Management, LLC (July 2005-present). Previously, Vice President, Client Service Manager, Goldman Sachs Prime Brokerage (1997-2005).

Rodd Baxter Year of birth: 1950 Secretary and Chief Compliance Officer	Since 2005	Advent Capital Management, LLC: General Counsel – Legal (2002 to present); SG Cowen Securities Corp.: Director and Senior Counsel (1998-2002).

Steven M. Hill 2455 Corporate West Drive Lisle, IL 60532 Year of birth: 1964 Assistant Treasurer	Since 2005	Senior Managing Director and Chief Financial Officer of Claymore Advisors, LLC and Claymore Securities, Inc. (2005-present). Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. (2003-2005). Previously, Treasurer of Henderson Global Funds and Operations Manager for Henderson Global Investors (North America) Inc., (2002-2003); Managing Director, FrontPoint Partners LLC (2001-2002); Vice President, Nuveen Investments (1999-2001); Chief Financial Officer, Skyline Asset Management LP (1999); Vice President, Van Kampen Investments and Assistant Treasurer, Van Kampen mutual funds (1989-1999).

*	Address for all Officers unless otherwise noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

16 | Annual Report | October 31, 2006

LCM | Advent/Claymore Enhanced Growth & Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting The Bank of New York (the “Plan Administrator’), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, Attention: Stock Transfer Department, 101 Barclay 11W, New York, NY 10286; Phone Number: (866) 488-3559.

Annual Report | October 31, 2006 | 17

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Information |

Board of Trustees

Daniel Black

Randall C. Barnes

Nicholas Dalmaso*

Tracy V. Maitland*, Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

Officers

Tracy V. Maitland

Chief Executive Officer

F. Barry Nelson

Vice President

Robert White

Treasurer and Chief Financial Officer

Steven M. Hill

Assistant Treasurer

Rodd Baxter

Secretary and Chief Compliance Officer

Investment Manager

Advent Capital Management, LLC

NewYork, NewYork

Investment Adviser

Claymore Advisors, LLC

Lisle, Illinois

Administrator, Custodian and Transfer Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

NewYork, NewYork

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

NewYork, NewYork

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent/Claymore Enhanced Growth & Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 101 Barclay 11W, New York, NY 10286; (866) 488-3559.

This report is sent to shareholders of Advent/Claymore Enhanced Growth & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities & Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.adventclaymore.com.

In October 2006, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

18 | Annual Report | October 31, 2006

Advent Capital Management, LLC

1065 Avenue of the Americas

New York, New York 10018

LCM-AR-1006

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f) (1)	The registrant’s Code of Ethics is attached hereto as an exhibit.

(2)	Not applicable.

(3)	Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: Randall C. Barnes, Daniel Black, Derek Median, Ronald Nyberg, Gerald L. Seizert and Michael A. Smart. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2006: $80,000

2005: $80,000

(b) Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2006: $0

2005: $0

(c) Tax Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2006: $8,500

2005: $8,500

(d) All Other Fees: the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2006: $0

2005: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. The pre-approval policies are attached as an exhibit hereto. The policies provide for both “general pre-approval” and “specific pre-approval” as defined therein. During the fiscal period ended October 31, 2006, the registrant utilized only the specific pre-approval method.

AUDIT COMMITTEE PRE-APPROVAL POLICY

OF

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

AS ADOPTED BY THE AUDIT COMMITTEE

JUNE 2003

Statement of Principles

The Audit Committee (the “Audit Committee”) of the Board of Trustees (the “Board”) of Advent Claymore Convertible Securities and Income Fund (the “Trust,”) is required to pre-approve all Covered Services (as defined in the Audit Committee Charter) in order to assure that the provision of the Covered Services does not impair the auditors’ independence. Unless a type of service to be provided by the Independent Auditor (as defined in the Audit Committee Charter) is pre-approved in accordance with the terms of this Audit Committee Pre-Approval Policy (the “Policy”), it will require specific pre-approval by the Audit Committee or by any member of the Audit Committee to which pre-approval authority has been delegated.

This Policy and the appendices to this Policy describe the Audit, Audit-Related, Tax and All Other services that are Covered Services and that have been pre-approved under this Policy. The appendices hereto sometimes are referred to herein as the “Service Pre-Approval Documents”. The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. At its June meeting of each calendar year, the Audit Committee will review and re-approve this Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both. The Audit Committee hereby directs that each version of this Policy and the Service Pre-Approval Documents approved, re-approved or amended from time to time be maintained with the books and records of the Trust.

Delegation

In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. The Audit Committee expects pre-approval of Covered Services by the Chairman pursuant to this delegated authority to be the exception rather than the rule and may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

Pre-Approved Fee Levels

Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit Services

The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit-Related Services

Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Trust and, to the extent they are Covered Services, the other Covered Entities (as defined in the Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Tax Services

The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

All Other Services

All Other services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Procedures

Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the SEC’s rules on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Fund’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed for the last two fiscal years by the registrant’s accountant for services rendered to the registrant, the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant (not including a sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly related to the operations and financial reporting of the registrant are as follows:

2006: $0

2005: $0

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Gerald L. Seizert, Michael A. Smart and Ronald A. Nyberg.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Advent Capital Management, LLC (the “Advisor”). The Advisor’s Proxy Voting Policies and Procedures are included as an exhibit hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) F. Barry Nelson and David Phipps are primarily responsible for the day-to-day management of the registrant’s portfolio. The following provides information regarding the portfolio managers as of October 31, 2006:

Name	Since	Professional Experience

F. Barry Nelson	2005 (Inception)

Co-Portfolio Manager and Research Director at Advent Capital Management, LLC from June 2001 to present. Prior to June 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

David Phipps	2005	Associate Portfolio Manager and Associate Research Director at Advent Capital Management, LLC from April 2003 to present. Prior to April 2003, Mr. Phipps was a VP at JP Morgan.

(a) (2) (i-iii) Other accounts managed. Advent does not manage any performance based fee accounts. The following summarizes information regarding each of the other accounts managed by the Advent Portfolio Managers as of October 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets

F. Barry Nelson	1	$972 million	1	$20.0 million	28	$382.0 million
David Phipps	1	$972 million	0	$0	0	$0

(a) (2) (iv) Conflicts of Interest. If another account of the Portfolio Manager has investment objectives and policies that are similar to those of the Registrant, the Portfolio Manager will allocate orders pro-rata among the Registrant and such other accounts, or, if the Portfolio Manager deviates from this policy, the Portfolio Manager will allocate orders such that all accounts (including the Registrant) receive fair and equitable treatment.

(a) (3) Compensation Structure. The salary of the Portfolio Manager is fixed. The bonus of the Portfolio Manager is 100% discretionary. The bonus is determined by senior management at Advent Capital Management, LLC.

(a) (4) Securities ownership. The following table discloses the dollar range of equity securities of the Fund beneficially owned by each of the Advent Capital Management, LLC Portfolio Managers as of October 31, 2006:

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund

F. Barry Nelson	$10,001-$50,000
David Phipps	None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics.

(a) (2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(c) Proxy Voting Policies and Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer

Date:	January 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer

Date:	January 8, 2007

By:	/s/ Robert White
Name:	Robert White
Title:	Treasurer and Chief Financial Officer

Date:	January 8, 2007